ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2025
Oregon Energy LLC
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of details of accounts payable and accrued liabilities

	2025	2024
Trade payables	$7,115	$22,290
Accrued liabilities	—	54,000
	$7,115	$76,290